OTHER NON-CURRENT ASSETS	12 Months Ended
Sep. 30, 2025
Other Non-current Assets
OTHER NON-CURRENT ASSETS	Note 7 - OTHER NON-CURRENT ASSETS Other non-current assets consist of the following:
	September 30, 2025	September 30, 2024
Deposits for operating lease	$10,457	$10,608
Total	$10,457	$10,608